CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil
Consumer Discretionary – 3.5%
MercadoLibre, Inc.(A)	55	$54,330

Energy – 0.9%
Petroleo Brasileiro S.A.	3,552	14,224

Financials – 0.9%
XP, Inc., Class A(A)	327	13,725

Health Care – 1.2%
Hypermarcas S.A.	3,177	19,458

Materials – 1.0%
Vale S.A.	1,477	15,253

Total Brazil - 7.5%		$116,990
China
Communication Services – 9.9%
Tencent Holdings Ltd.	2,414	154,653

Consumer Discretionary – 22.6%
Alibaba Group Holding Ltd. ADR(A)	502	108,204
Gree Electric Appliances, Inc. of Zhuhai, A Shares	2,860	22,984
JD.com, Inc. ADR(A)	748	45,035
Li Ning Co. Ltd.	9,267	29,677
Meituan Dianping, Class B(A)	2,522	56,367
Midea Group Co. Ltd., Class A	3,145	26,674
New Oriental Education & Technology Group, Inc. ADR(A)	173	22,487
Trip.com Group Ltd. ADR(A)	569	14,742
Vipshop Holdings Ltd.(A)	1,440	28,679

		354,849

Consumer Staples – 1.3%
Kweichow Moutai Co. Ltd., A Shares	98	20,311

Financials – 2.1%
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,313	33,027

Health Care – 3.2%
BeiGene Ltd. ADR(A)	137	25,812
Yunnan Baiyao Group Co. Ltd., A Shares	1,770	23,559

		49,371

Industrials – 2.2%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	4,725	35,184

Real Estate – 1.5%
Logan Group Co. Ltd.	13,184	23,554

Total China - 42.8%		$670,949
Hong Kong
Consumer Discretionary – 1.1%
Galaxy Entertainment Group	2,648	18,166

Financials – 1.7%
Hong Kong Exchanges and Clearing Ltd.	626	26,652

Total Hong Kong - 2.8%		$44,818
India
Communication Services – 1.7%
Bharti Airtel Ltd.(A)	3,509	26,060

Consumer Staples – 0.9%
United Spirits Ltd.(A)	1,742	13,664

Energy – 4.2%
Reliance Industries Ltd.	2,928	66,593

Financials – 3.6%
HDFC Bank Ltd.	1,607	22,581
ICICI Bank Ltd.	7,223	33,673

		56,254

Industrials – 1.1%
Larsen & Toubro Ltd.	1,321	16,582

Total India - 11.5%		$179,153
Macau
Consumer Discretionary – 0.7%
Sands China Ltd.	2,756	10,859

Total Macau - 0.7%		$10,859
Russia
Communication Services – 2.8%
Yandex N.V., Class A(A)	889	44,491

Energy – 2.2%
PJSC LUKOIL	409	30,476
PJSC LUKOIL ADR	48	3,599

		34,075

Financials – 1.1%
Sberbank of Russia PJSC ADR(A)	1,465	16,652

Real Estate – 0.3%
Etalon Group Ltd. GDR	3,641	4,913

Total Russia - 6.4%		$100,131
South Africa
Communication Services – 2.1%
Naspers Ltd., Class N	180	33,035

Financials – 1.3%
Capitec Bank Holdings Ltd.	415	20,602

Total South Africa - 3.4%		$53,637
South Korea
Consumer Discretionary – 1.4%
Hyundai Motor Co.	263	21,635

Consumer Staples – 1.4%
LG Household & Health Care Ltd.	19	21,638

Information Technology – 6.9%
Samsung Electronics Co. Ltd.	2,428	107,463

Total South Korea - 9.7%		$150,736
Taiwan
Information Technology – 10.0%
Delta Electronics, Inc.	2,601	14,842
MediaTek, Inc.	1,428	28,233
Taiwan Semiconductor Manufacturing Co. Ltd.	10,713	114,414

		157,489

Total Taiwan - 10.0%		$157,489

United States
Materials – 2.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,939	22,432
Southern Copper Corp.	508	20,205

		42,637

Total United States - 2.7%		$42,637
Vietnam
Real Estate – 1.9%
Vinhomes JSC	9,214	30,259

Total Vietnam - 1.9%		$30,259

TOTAL COMMON STOCKS – 99.4%		$1,557,658
(Cost: $1,075,295)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	7,303	7,303

TOTAL SHORT-TERM SECURITIES – 0.5%		$7,303
(Cost: $7,303)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,564,961
(Cost: $1,082,598)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,949

NET ASSETS – 100.0%		$1,566,910

Notes to Consolidated Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$44,491	$213,748	$—
Consumer Discretionary	273,477	186,362	—
Consumer Staples	—	55,613	—
Energy	17,823	97,069	—
Financials	13,725	153,187	—
Health Care	45,270	23,559	—
Industrials	—	51,766	—
Information Technology	—	264,952	—
Materials	57,890	—	—
Real Estate	4,913	53,813	—

Total Common Stocks	$457,589	$1,100,069	$—
Short-Term Securities	7,303	—	—

Total	$464,892	$1,100,069	$—

BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2020 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,566,910	$330	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,082,598

Gross unrealized appreciation	534,300
Gross unrealized depreciation	(51,937)

Net unrealized appreciation	$482,363